UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2002

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Quantlab Capital Management, Ltd.
Address:  4200 Montrose Boulevard, Suite 450
Houston, Texas 77006


Form 13F File Number:   28-10022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark Hansen
Title:  	Chief Financial Officer
Phone:		(713) 523-9394

Signature, Place, and Date of Signing:


	/s/ Mark Hansen		Houston, TX				5/13/02

	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	112

Form 13F Information Table Value Total:  	$175044
					 	(thousands)

List of Other Included Managers: NONE


Name of Issuer		Ttle of				Value	Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
			Class		Cusip		(x$1000)Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	Shares	None

Daimler Chrysler
AG			Ord		D1668R123	356	7900		SH		Sole		7900
Ace Ltd			Ord		G0070K103	897	21500		SH		Sole		21500
Everest Re Group Ltd	Com		G3223R108	1137	16400		SH		Sole		16400
Partnerre Ltd		Com		G6852T105	1097	20100		SH		Sole		20100
XL Cap Ltd		Cl A		G98255105	597	6400		SH		Sole		6400
Check Point Software
Tech Ltd		Ord		M22465104	313	10300		SH		Sole		10300
Abbott Labs		Com		2824100		2236	42500		SH		Sole		42500
Adelphia Communications
Corp			Cl A		6848105		279	18700		SH		Sole		18700
Adobe Sys Inc		Com		00724F101	367	9100		SH		Sole		9100
Alcan Inc		Com		13716105	436	11000		SH		Sole		11000
Alcoa Inc		Com		13817101	370	9800		SH		Sole		9800
Alltel Corp		Com		20039103	306	5500		SH		Sole		5500
Ambac Finl Group Inc	Com		23139108	969	16400		SH		Sole		16400
Americredit Corp	Com		03060R101	517	13600		SH		Sole		13600
Analog Devices Inc	Com		32654105	306	6800		SH		Sole		6800
Andrx Group		Com		34553107	634	16700		SH		Sole		16700
Astrazeneca Plc		Sponsored ADR	46353108	615	12400		SH		Sole		12400
Bce Inc			Com		05534B109	300	17000		SH		Sole		17000
Bank New York Inc	Com		64057102	298	7100		SH		Sole		7100
Becton Dickinson & Co	Com		75887109	698	18500		SH		Sole		18500
Bellsouth Corp		Com		79860102	667	18100		SH		Sole		18100
Biogen Inc		Com		90597105	618	12600		SH		Sole		12600
Biomet Inc		Com		90613100	1134	41900		SH		Sole		41900
Boeing Co		Com		97023105	598	12400		SH		Sole		12400
Brinker Intl Inc	Com		109641100	963	29700		SH		Sole		29700
Broadcom Corp		Cl A		111320107	1253	34900		SH		Sole		34900
Business Objects S A	Spondored ADR	12328X107	576	13100		SH		Sole		13100
Cbrl Group Inc		Com		12489V106	803	28200		SH		Sole		28200
Cms Energy Corp		Com		125896100	278	12300		SH		Sole		12300
Cablevision Sys Corp	Cl A NY Cablvs	12686C109	2115	62200		SH		Sole		62200
Campbell Soup Co	Com		134429109	565	21100		SH		Sole		21100
Caterpillar Inc Del	Com		149123101	1296	22800		SH		Sole		22800
Cephalon Inc		Com		156708109	441	7000		SH		Sole		7000
Charter One Finl Inc	Com		160903100	759	24300		SH		Sole		24300
Charter Communications
Inc D			Cl A		16117M107	981	86900		SH		Sole		86900
Chubb Corp		Com		171232101	651	8900		SH		Sole		8900
Citigroup Inc		Com		172967101	624	12600		SH		Sole		12600
Cognos Inc		Com		19244C109	338	12300		SH		Sole		12300
Comcast Corp		Cl A Spl	200300200	2261	71100		SH		Sole		71100
Commerce Bankcorp Inc
NJ			Com		200519106	489	10900		SH		Sole		10900
Computer Sciences Corp	Com		205363104	1649	32500		SH		Sole		32500
Consolidated Edison Inc	Com		209115104	486	11600		SH		Sole		11600
Continential Airls Inc	Cl B		210795308	306	10800		SH		Sole		10800
Costco Whsl Corp New	Com		22160K105	908	22800		SH		Sole		22800
Darden Restaurants Inc	Com		237194105	1218	30000		SH		Sole		30000
Deere & Co		Com		244199105	565	12400		SH		Sole		12400
Delta Air Lines Inc Del	Com		247361108	933	28500		SH		Sole		28500
Dow Chem Co		Com		260543103	222	6800		SH		Sole		6800
Eastman Kodak Co	Com		277461109	221	7100		SH		Sole		7100
Electronic Data Sys New	Com		285661104	435	7500		SH		Sole		7500
Emerson Elec Co		Com		291011104	2135	37200		SH		Sole		37200
Enzon Inc		Com		293904108	292	6600		SH		Sole		6600
Fairchild Semiconductor
Intl			Cl A		303726103	423	14800		SH		Sole		14800
Gannett Inc		Com		364730101	1804	23700		SH		Sole		23700
General Elec Co		Com		369604103	1150	30700		SH		Sole		30700
Genzyme Corp		Com Genl Div	372917104	402	9200		SH		Sole		9200
Gillette Co		Com		375766102	1520	44700		SH		Sole		44700
Glaxosmithkline Plc	Spondored ADR	37733W105	296	6300		SH		Sole		6300
Goldman Sachs Group Inc	Com		38141G104	1435	15900		SH		Sole		15900
Great Plains Energy Inc	Com		391164100	202	8100		SH		Sole		8100
Gucci Group N V		Com NY Reg	401566104	222	2400		SH		Sole		2400
Guidant Corp		Com		401698105	377	8700		SH		Sole		8700
HCA Inc			Com		404119109	503	11400		SH		Sole		11400
Heinz H J Co		Com		423074103	1096	26400		SH		Sole		26400
Integrated Circuit Sys
Inc			Com		45811K208	481	23600		SH		Sole		23600
International Business
Machs			Com		459200101	1893	18200		SH		Sole		18200
International Game
Technolog		Com		459902102	692	11100		SH		Sole		11100
Inl Paper Co		Com		460146103	1303	30300		SH		Sole		30300
International Rectifier
Corp			Com		460254105	445	9800		SH		Sole		9800
Johnson & Johnson	Com		478160104	435	6700		SH		Sole		6700
Kla-Tencor Corp		Com		482480100	1443	21700		SH		Sole		21700
Lattice Semiconductor
Corp			Com		518415104	610	34800		SH		Sole		34800
Legg Mason Inc		Com		524901105	892	16800		SH		Sole		16800
Lehman Bros Hldgs Inc	Com		524908100	2256	34900		SH		Sole		34900
Lexmark Intl New	Cl A		529771107	652	11400		SH		Sole		11400
Liberty Media Corp New	Com Ser A	530718105	1002	79300		SH		Sole		79300
Lincoln Natl Corp Ind	Com		534187109	675	13300		SH		Sole		13300
Linear Technology Corp	Com		535678106	641	14500		SH		Sole		14500
Lockheed Martin Corp	Com		539830109	1883	32700		SH		Sole		32700
Lowes Cos Inc		Com		548661107	857	19700		SH		Sole		19700
MBIA Inc		Com		55262C100	235	4300		SH		Sole		4300
Magna Intl Inc		Cl A		559222401	588	8000		SH		Sole		8000
Meadwestvaco Corp	Com		583334107	908	27400		SH		Sole		27400
Medimmune Inc		Com		584699102	212	5400		SH		Sole		5400
Mellon Finl Corp	Com		58551A108	355	9200		SH		Sole		9200
Mentor Graphics Corp	Com		587200106	351	16600		SH		Sole		16600
Merrill Lynch & Co Inc	Com		590188108	216	3900		SH		Sole		3900
Micron Technology Inc	Com		595112103	793	24100		SH		Sole		24100
Mylan Labs Inc		Com		628530107	563	19100		SH		Sole		19100
NASDAQ 100 Tr		Unit Ser 1	631100104	361	10000		SH		Sole		10000
Northrop Grumman Corp	Com		666807102	927	8200		SH		Sole		8200
Outback Steakhouse Inc	Com		689899102	554	15500		SH		Sole		15500
PMC-Sierra Inc		Com		69344F106	423	26000		SH		Sole		26000
Penney J C Inc		Com		708160106	242	11700		SH		Sole		11700
Placer Dome Inc		Com		725906101	361	29500		SH		Sole		29500
Praxair Inc		Com		74005P104	945	15800		SH		Sole		15800
Progressive Corp Ohio	Com		743315103	866	5200		SH		Sole		5200
Quest Software Inc	Com		74834T103	455	30100		SH		Sole		30100
Qwest Communications
Intl In			Com		749121109	270	32900		SH		Sole		32900
Raytheon Co		Com New		755111507	2237	54500		SH		Sole		54500
Retek Inc		Com		76128Q109	268	10200		SH		Sole		10200
Rohm & Haas Co		Com		775371107	304	7200		SH		Sole		7200
St Jude Med Inc		Com		790849103	1396	18100		SH		Sole		18100
St Paul Cos Inc		Com		792860108	459	10000		SH		Sole		10000
Schwab Charles Corp New	Com		808513105	257	19600		SH		Sole		19600
Semtech Corp		Com		816850101	329	9000		SH		Sole		9000
Stryker Corp		Com		863667101	754	12500		SH		Sole		12500
Sungard Data Sys Inc	Com		867363103	1144	34700		SH		Sole		34700
TJX Cos Inc New		Com		872540109	1476	36900		SH		Sole		36900
TXU Corp		Com		873168108	1521	27900		SH		Sole		27900
Telefonos de Mexico S A	Spon ADR Ord L	879403780	755	18700		SH		Sole		18700
United States Stl Corp
New			Com		912909108	414	22800		SH		Sole		22800
Unumprovident Corp	Com		91529Y106	439	15700		SH		Sole		15700
Xilinx Inc		Com		983919101	538	13500		SH		Sole		13500

